As filed with the Securities and Exchange Commission on September 16, 2015
1933 Act Registration No. 333-193273
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 2 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 445 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln Investor Advantage® Fee-Based

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, III, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _________, pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® Fee-Based Variable Annuity

Supplement dated November XX, 2015 to the prospectus dated May 1, 2015

This supplement to the prospectus for your individual variable annuity contract introduces the Earnings Optimizer Death Benefit rider, available for election on new contracts beginning November 16, 2015 or when available in your state. This supplement is for informational purposes and requires no action on your part.

OVERVIEW

The Earnings Optimizer Death Benefit is a death benefit available for election at the time the contract is purchased that may provide an additional amount upon the death of the Contractowner, joint owner, or Annuitant. Upon the death of the Annuitant who is not also an owner, the Contractowner may elect to receive a Death Benefit.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Tables – The following tables are added to Expense Tables section of the prospectus.

Table C reflects the expenses for a contract with the Earnings Optimizer Death Benefit.

TABLE C

Annual Account Fee1	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):2
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.10%
Total Separate Account Expenses	0.30%

Earnings Optimizer Death Benefit charge:3
Guaranteed Maximum Annual Charge:
Age at Issue – XX-XX	X.XX%
Age at Issue – XX-XX	X.XX%
Current Annual Charge:
Age at Issue – XX-XX	X.XX%
Age at Issue – XX-XX	X.XX%
1During the accumulation period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived for any contract with a Contract Value of $100,000 or more on the contract anniversary (or date of surrender). The account fee will be waived after the fifteenth Contract Year regardless of your Contract Value.
2The mortality and expense risk charge and administrative charge together are 0.30% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
3We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.

Table D reflects the expenses for a contract that has elected both i4LIFE® Advantage and Earnings Optimizer Death Benefit.

TABLE D

Annual Account Fee1	$35

i4LIFE® Advantage:2	0.70%

Earnings Optimizer Death Benefit charge:3
Maximum Annual Charge:
Age at Issue – XX-XX	X.XX%
Age at Issue – XX-XX	X.XX%
Current Annual Charge:
Age at Issue – XX-XX	X.XX%
Age at Issue – XX-XX	X.XX%

1During the accumulation period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived for any contract with a Contract Value of $100,000 or more on the contract anniversary (or date of surrender). The account fee will be waived after the fifteenth Contract Year regardless of your Contract Value.
2As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. This charge continues during the Access Period. The i4LIFE® Advantage charge is 0.70% during the Lifetime Income Period for all share classes. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%.
3We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.

Examples

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

This Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that i4LIFE® Advantage with the Earnings Optimizer Death Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
XX	XX	XX	XX

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
XX	XX	XX	XX

Charges and Other Deductions – Deductions from the VAA - Earnings Optimizer Death Benefit. The current charge for the Earnings Optimizer Death Benefit is based on the oldest covered life’s age at the time the rider is elected, according to the following table:

Age at Issue	Current Annual Rate
1 - XX	X.XX%
XX-XX	X.XX%

The guaranteed maximum death benefit charge is based on the oldest covered life’s age at the time the rider is elected, according to the following table:

Age at Issue	Guaranteed Maximum Annual Rate
1 - XX	X.XX%
XX-XX	X.XX%

We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly rate multiplied by the greater of the Contract Value on the Valuation Date the charge is deducted, or the sum of all Purchase Payments as adjusted for withdrawals (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the charge is assessed.

The rider charge rate may not change prior to the 20th rider date anniversary; thereafter, the rider charge may change every year. Any increase or decrease will be effective on the rider anniversary date, subject to the Guaranteed Maximum Annual Rate above. We will notify you in writing of such an increase or decrease. A portion of the charge, based on the number of days the death benefit was in effect that quarter, will be deducted upon surrender of the contract or the election of an annuity payout option (except i4LIFE® Advantage and Scheduled Income Advantage). The charge will not be deducted upon death.

The Contracts – Death Benefits - Earnings Optimizer Death Benefit Rider. The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•
the sum of all Purchase Payments decreased by all withdrawals (including additional withdrawals under i4LIFE® Advantage and Scheduled Income Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis; or

•	the current Contract Value as of the Valuation Date we approved the payment of the claim plus an amount equal to the Enhancement Rate multiplied by the lesser of:
o	the contract earnings; or
o	the earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is XX% for all Contractowners.

Contract earnings equal (as of the date of death):
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•
the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage and Scheduled Income Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis (such result will never be less than zero).

The earnings limit equals a percentage of (as of the date of death):
•
the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage and Scheduled Income Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments (such result will never be less than zero).

If i4LIFE® Advantage has ever been in effect on your contract, the earnings limit is XX%. Otherwise, the earnings limit is XX%. The earnings limit percent and calculation will not change if i4LIFE® Advantage is terminated.

Availability. The Earnings Optimizer Death Benefit rider may not be available in all states. Please check with your registered representative regarding availability. The Earnings Optimizer Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the contract is purchased. If elected, the rider will be effective on the contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age XX at the time of election. This Death Benefit is not available in the state of Washington.

The Earnings Optimizer Death Benefit rider is available in conjunction with i4LIFE® Advantage; however, the Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. The minimum Access Period to elect i4LIFE® Advantage with this Death Benefit is the greater of 20 years or to age 90. An additional charge for i4LIFE® Advantage will apply.

The Earnings Optimizer Death Benefit rider is also available in conjunction with Scheduled Income Advantage; however, the Death Benefit must be elected at the time the contract is purchased, regardless of when Scheduled Income Advantage is elected. Scheduled Income Advantage payments are considered withdrawals for purposes of this Death Benefit. There is no additional charge for Scheduled Income Advantage.

Subject to any further limitations stated in your contract, cumulative additional Purchase Payments after the first rider date anniversary and after the XXth birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year without prior Home Office approval. While this rider is in effect, we reserve the right to limit future Purchase Payments after the 76th birthday of the oldest Contractowner or Annuitant. If the Contract Value is zero, then no additional Purchase Payments will be accepted.

If you elect the Earnings Optimizer Death Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. See Investment Requirements below.

The Earnings Optimizer Death Benefit rider may not be terminated unless you surrender the contract. In addition, the rider will terminate 1) on the Annuity Commencement Date; 2) the date the Lifetime Income Period begins under i4LIFE® Advantage; 3) a Death Benefit is paid under the Earnings Optimizer Death Benefit; or 4) at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the contract as the new Contractowner without taking the increase in Contract Value.

General Death Benefit Information. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Earnings Optimizer Death Benefit rider terminates, and the spouse will have the Account Value Death Benefit.

Alternatively, if the surviving spouse elects to continue the contract as the new Contractowner without taking the increase in Contract Value described above, the spouse may continue the Earnings Optimizer Death Benefit rider with no change in the way it is calculated. The rider charge that was in effect immediately prior to death will continue to apply.

See The Contracts - Death Benefits – General Death Benefit Information section of your prospectus for a general discussion on the payment and tax treatment of death benefit proceeds.

The Contracts – Investment Requirements.

If you elect the Earning Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit.

Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.

These funds are included under Investment Requirements, in part, to reduce the risk of investment losses that may require us to use our own assets to make payments under this Death Benefit rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the rider, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit the amount of your Death Benefit under this rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.

We have divided the Subaccounts of your contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the LVIP PIMCO Low Duration Bond Fund as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the Subaccount groups are as follows:
Unlimited Subaccounts
You may allocate 100% of your Contract Value among any Subaccounts not listed in the tables below.

Limited Subaccounts Investments cannot exceed 20% of Contract Value or Account Value (if i4LIFE® Advantage is in effect):
ALPS/Red Rocks Listed Private Equity Portfolio	LVIP Clarion Global Real Estate Fund
ALPS/Stadion Tactical Defensive Portfolio	LVIP Franklin Templeton Multi-Asset Opportunities Fund
American Funds New World Fund	LVIP Global Income Fund
Delaware VIP® Emerging Markets Series	LVIP SSgA Emerging Markets 100 Fund
Deutsche Alternative Asset Allocation VIP Portfolio	MFS® VIT Utilities Series
Eaton Vance VT Floating-Rate Income Fund	PIMCO VIT All Asset All Authority Portfolio
First Trust Multi-Income Allocation Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
Guggenheim VT Multi-Hedge Strategies	Putnam VT Absolute Return 500 Fund
Invesco V.I. Balanced-Risk Allocation Fund	Putnam VT Global Health Care Fund
Ivy Funds VIP Asset Strategy Portfolio	Templeton Global Bond VIP Fund
Ivy Funds VIP Energy Portfolio	Transparent Value Directional Allocation VI Portfolio
Ivy Funds VIP Science and Technology Portfolio	UIF Global Infrastructure Portfolio
LVIP AQR Enhanced Global Strategies Fund	Virtus Equity Trend Series

Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit:
ALPS/Alerian Energy Infrastructure Portfolio	Guggenheim VT Long Short Equity
BlackRock iShares® Alternative Strategies V.I. Fund	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Delaware VIP® REIT Series	PIMCO VIT Unconstrained Bond Portfolio
Goldman Sachs VIT Strategic Income Fund	Van Eck VIP Global Hard Assets Fund

Please retain this Supplement for future reference.

PART A

The prospectus for the Lincoln Investor Advantage Fee-Based variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193273) filed on April 28, 2015.

PART B

The Statement of Additional Information for the Lincoln Investor Advantage Fee-Based variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193273) filed on April 28, 2015.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2014
Statement of Operations - Year ended December 31, 2014
Statements of Changes in Net Assets - Years ended December 31, 2014 and 2013
Notes to Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2014 and 2013
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2014, 2013 and 2012
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2014, 2013 and 2012
Consolidated Statements of Cash Flows - Years ended December 31, 2014, 2013 and 2012
Notes to Consolidated Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) Not Applicable

(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Annuity Contract (30070-A) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 25, 2006.

(b) Contract Specifications (30070-CD-A) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193273) filed on January 10, 2014.

(c) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193273) filed on January 10, 2014.

(d) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(e) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.

(f) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 40937) filed on April 24, 2003.

(g) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(h) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(i) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(5) Application (ANF06747-LIA) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193273) filed on May 16, 2015.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post- Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Not Applicable

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM (Invesco) Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.

(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vii) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(viii) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(x) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xiii) Hartford Funds Management Company, LLC, Harford Funds Distributors, LLC, and Hartford Administrative Services Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xiv) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xv) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.

(xvi) Legg Mason Partners Variable Equity Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xvii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.

(xviii) Lord Abbott Series Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

(xix) MFS® Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xx) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xxi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xxii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.

(xxiii) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxiv) SEI Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxv) Transparent Value Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxvi) The Universal Institutional Funds, Inc. (Morgan Stanley) incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xxvii) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(xxviii) Virtus Variable Insurance Trust and VP Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(ix) Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(x) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

(xiv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xv) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193273) filed on May 16, 2015.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Charles A. Brawley, III**	Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Douglas N. Miller**	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan*	Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2015 there were 343,330 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Elizabeth M. O’Brien*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*	Secretary
Vacant	Vice President and Chief Financial Officer

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 16th day of September, 2015.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln Investor Advantage® Fee-Based
By:	/s/ Daniel P. Herr Daniel P. Herr Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 16, 2015.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Wilford H. Fuller	Executive Vice President and Director
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Daniel P. Herr Daniel P. Herr	Pursuant to a Power of Attorney